Trade receivables - Disclosure of detailed information about trade receivables (Details) - Trade receivables - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	€ 16,339	€ 27,813
Contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	78	80
Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	16,266	27,785
Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	€ (4)	€ (52)